Land Use Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 9 – LAND USE RIGHTS

Land use rights consisted of the following:

	As of
	September 30, 2025	December 31, 2024
Land use rights, cost	$4,321,759	$4,215,007
Less: Accumulated amortization	(1,033,768)	(945,008)
Land use rights, net	$3,287,991	$3,269,999

For the nine months ended September 30, 2025 and 2024, amortization expense amounted to $0.06 million and $0.06 million, respectively, which was included in general and administrative expense.

Estimated future amortization expense is as follows as of September 30, 2025:

Years ending September 30,	Amortization expense
2026	$85,225
2027	85,225
2028	85,225
2029	85,225
2030	85,225
Thereafter	2,861,866
Total	$3,287,991

NOTE 9 – LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of
	December 31, 2024	December 31, 2023
Land use rights, cost	$4,215,007	$4,333,386
Less: Accumulated amortization	(945,008)	(884,881)
Land use rights, net	$3,269,999	$3,448,505

Estimated future amortization expense is as follows as of December 31, 2024:

Years ending December 31,	Amortization expense
2025	$85,514
2026	85,514
2027	85,514
2028	85,514
2029	85,514
Thereafter	2,842,429
Total	$3,269,999